Selected Statement of Operations Data - Financial Data Relating to Reportable Segments (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from unaffiliated customers:
Sales of products		$ 537,370	$ 403,963	$ 294,027
Services rendered		215,147	178,783	145,968
Total revenues		752,517	582,746	439,995
Operating income (loss)		94,704	48,146	47,531
Assets (at end of year)		1,047,338	1,033,972	636,582
Expenditures for segment assets		19,348	12,500	12,978
Depreciation and amortization		45,282	30,333	13,261
Reportable Segment [Member]
Revenues from unaffiliated customers:
Assets (at end of year)		1,017,589	1,001,871	609,660
Production Solutions for Electronics Industry [Member]
Revenues from unaffiliated customers:
Sales of products		515,550	385,341	286,506
Services rendered		207,131	172,297	140,280
Total revenues		722,681	557,638	426,786
Operating income (loss)	[1]	92,988	47,507	50,954
Expenditures for segment assets		19,293	12,330	12,928
Depreciation and amortization		45,129	30,162	12,953
Production Solutions for Electronics Industry [Member] | Reportable Segment [Member]
Revenues from unaffiliated customers:
Assets (at end of year)		998,897	985,690	579,569
Solar Energy [Member]
Revenues from unaffiliated customers:
Sales of products		13,894	11,162
Services rendered		1,683	719
Total revenues		15,577	11,881
Operating income (loss)		(465)	(428)	(5,022)
Depreciation and amortization				136
Solar Energy [Member] | Reportable Segment [Member]
Revenues from unaffiliated customers:
Assets (at end of year)		7,290	3,699	3,492
Recognition Software [Member]
Revenues from unaffiliated customers:
Sales of products		7,926	7,460	7,521
Services rendered		6,333	5,767	5,688
Total revenues		14,259	13,227	13,209
Operating income (loss)		2,181	1,067	1,599
Expenditures for segment assets		55	170	50
Depreciation and amortization		153	171	172
Recognition Software [Member] | Reportable Segment [Member]
Revenues from unaffiliated customers:
Assets (at end of year)		$ 11,401	$ 12,482	$ 26,599

[1]	Including share in net income of Frontline